Supplement dated August 30, 2024
to the Statement of Additional Information (SAI) of the following funds (the "Funds"):
Fund	SAI Dated
Columbia Acorn Trust
Columbia Acorn International®	5/1/2024
Columbia Acorn International SelectSM	5/1/2024
Effective September 3, 2024, the following changes are hereby made to the Funds' SAI:
The information in the table under the heading "Investment Advisory and Other Services - Advisory Fee Rates" with respect to Columbia Acorn International is hereby superseded and replaced with the following:
	Assets	Rate of Fee
Columbia Acorn International*	Up to $100 million	1.100%
	$100 million to $250 million	0.940%
	$250 million to $500 million	0.900%
	$500 million to $1 billion	0.740%
	$1 billion and over	0.720%
*
Prior to September 3, 2024, Columbia Acorn International paid investment advisory fees at the annual rate of 1.190% on the first $100 million, 0.940% from $100 million to $500 million and 0.740% for $500 million and over.
The rest of the section remains the same.
The information under the heading "Investment Advisory and Other Services - Performance Benchmarks" with respect to Columbia Acorn International and Columbia Acorn International Select is hereby superseded and replaced with the following:
Portfolio Manager / Fund	Performance Benchmarks
Nitisha Bosamia (Columbia Acorn International)	MSCI EAFE SMID Cap Growth Index (Net) (primary benchmark) and MSCI EAFE Index (Net) (secondary benchmark)
Nitisha Bosamia (Columbia Acorn International Select)	MSCI EAFE Growth Index (Net) (primary benchmark) and MSCI EAFE Index (Net) (secondary benchmark)
Charlotte Friedrichs (Columbia Acorn International)	MSCI EAFE SMID Cap Growth Index (Net) (primary benchmark) and MSCI EAFE Index (Net) (secondary benchmark)
Simon Haines (Columbia Acorn International)	MSCI EAFE SMID Cap Growth Index (Net) (primary benchmark) and MSCI EAFE Index (Net) (secondary benchmark)
Simon Haines (Columbia Acorn International Select)	MSCI EAFE Growth Index (Net) (primary benchmark) and MSCI EAFE Index (Net) (secondary benchmark)
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP900_00_022_(08/24)